CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 647,295	$ 538,785	$ 378,102
Available for sale investments	0	0	1,954
Accounts receivable, net of allowance for credit losses	1,474,898	1,392,764	1,764,404
Unbilled revenue	1,096,592	1,040,174	853,581
Other receivables	116,750	79,487	65,797
Prepayments and other current assets	105,316	140,435	132,105
Income taxes receivable	60,824	83,523	91,254
Total current assets	3,501,675	3,275,168	3,287,197
Non-current assets:
Property, plant and equipment, net	395,724	382,879	361,184
Goodwill	8,731,689	9,051,410	9,022,075	$ 8,971,670
Intangible assets, net	3,247,118	3,559,792	3,855,865
Operating right-of-use assets	128,948	147,602	140,333
Other receivables	75,707	72,796	78,470
Income taxes receivable	0	11,395	0
Deferred tax asset	106,871	75,832	72,855
Investments in equity	82,050	57,948	46,804
Total Assets	16,269,782	16,634,822	16,864,783
Current liabilities:
Accounts payable	192,117	173,025	131,584
Unearned revenue	1,550,471	1,467,671	1,566,464
Other liabilities	904,826	909,776	908,151
Income taxes payable	18,999	55,258	13,968
Current bank credit lines, loan facilities and notes	529,762	29,762	110,150
Total current liabilities	3,196,175	2,635,492	2,730,317
Non-current liabilities:
Non-current bank credit lines, loan facilities and notes, net	2,872,616	3,396,398	3,665,439
Lease liabilities	117,122	140,085	126,321
Non-current other liabilities	72,807	82,718	45,246
Non-current income taxes payable	103,251	127,544	187,706
Deferred tax liability	714,427	811,231	898,308
Commitments and contingencies	0	0	0
Total Liabilities	7,076,398	7,193,468	7,653,337
Shareholders' Equity:
76,567,325 shares issued and outstanding at December 31, 2025, (2024: 80,756,860 and 2023: 82,495,086)	6,305	6,586	6,699
Additional paid-in capital	7,131,956	7,020,231	6,942,669
Other undenominated capital	1,606	1,304	1,162
Accumulated other comprehensive loss	(68,534)	(229,929)	(143,506)
Retained earnings	2,122,051	2,643,162	2,404,422
Total Shareholders' Equity	9,193,384	9,441,354	9,211,446	$ 8,526,793
Total Liabilities and Shareholders’ Equity	$ 16,269,782	$ 16,634,822	$ 16,864,783